ASSETS HELD-FOR-SALE	12 Months Ended
Dec. 31, 2016
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
ASSETS HELD-FOR-SALE
9.	Assets held-for-sale

During the year ended December 31, 2016, the company received termination notices from several hospitals to early terminate the equipment leasing arrangements with the Group.  Pursuant to the coorperation agreements, the hospitals should acquire the medical equipment from the Group upon early termination.  Property, plant and equipment, with carrying amounts of RMB70,073 (US$10,092) were classified as assets held-for-sale on the consolidated balance sheet as of December 31, 2016, which are expected to be disposed within one year.